LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2015
LONG-TERM INVESTMENTS.
LONG-TERM INVESTMENTS

11.LONG-TERM INVESTMENTS

	Ownership
December 31,	Interest	2015	2014
(millions of Canadian dollars)
EQUITY INVESTMENTS
Liquids Pipelines
Seaway Pipeline	50.0%	3,251	2,782
Southern Access Extension	65.0%	713	263
Other	30.0% - 75.0%	95	65
Gas Pipelines, Processing and Energy Services
Aux Sable	42.7% - 50.0%	344	311
Vector Pipeline	60.0%	159	141
Offshore - various joint ventures	22.0% - 74.3%	479	429
Rampion offshore wind project1	24.9%	201	-
Other	33.3% - 70.0%	13	12
Sponsored Investments
Texas Express Pipeline	35.0%	515	442
Alliance Pipeline Canada and US2	50.0%	436	374
Other	50.0%	54	67
Corporate
Noverco Common Shares	38.9%	-	-
Enbridge Rail (Philadelphia) L.L.C.	75.0%	142	-
Other	19.0% - 49.99%	57	45
OTHER LONG-TERM INVESTMENTS
Corporate
Noverco Preferred Shares		359	323
Enbridge Insurance (Barbados Oil) Limited		35	23
Enbridge (U.S.) Inc.		35	29
Other		120	102
		7,008	5,408
1	On November 4, 2015, Enbridge acquired a 24.9% equity interest in Rampion Offshore Wind Limited.
2

In November 2014, Enbridge’s interest in Alliance Pipeline US was transferred to the Fund Group. As a result, $203 million of Long-term investments as at December 31, 2014 were reclassified from Gas Pipelines, Processing and Energy Services to Sponsored Investments.

Equity investments include the unamortized excess of the purchase price over the underlying net book value of the investees’ assets at the purchase date, which is comprised of $885 million (2014 - $742 million) in Goodwill and $568 million (2014 - $494 million) in amortizable assets.

For the year ended December 31, 2015, dividends received from equity investments was $719 million (2014 - $564 million; 2013 - $685 million).

Summarized combined financial information of the Company’s interest in unconsolidated equity investments is as follows:

Year ended December 31,	2015	2014	2013
(millions of Canadian dollars)
Revenues	1,557	1,790	1,212
Commodity costs	(369)	(661)	(371)
Operating and administrative expense	(376)	(444)	(266)
Depreciation and amortization	(274)	(232)	(175)
Other income/(expense)	4	(1)	4
Interest expense	(67)	(84)	(74)
Earnings before income taxes	475	368	330

December 31,	2015	2014
(millions of Canadian dollars)
Current assets	389	472
Property, plant and equipment, net	6,602	5,214
Deferred amounts and other assets	40	34
Intangible assets, net	64	77
Goodwill	885	742
Current liabilities	(500)	(712)
Long-term debt	(854)	(811)
Other long-term liabilities	(167)	(85)
Net assets	6,459	4,931

Alliance Pipeline System

Certain assets of the Alliance Pipeline System (Alliance System) are pledged as collateral to Alliance System lenders.

Southern Access Extension Project

On July 1, 2014, under an agreement with an unrelated third party, the Company sold a 35% equity interest in the Southern Access Extension Project (the Project). Prior to this sale, the subsidiary executing the Project was wholly-owned and consolidated within the Liquids Pipelines segment. The Company concluded that under the agreement, the purchaser of the 35% equity interest is entitled to substantive participating rights; however, the Company continues to exercise significant influence. As a result, effective July 1, 2014, the Company discontinued consolidation of the Project and recognized its remaining 65% equity interest as a long-term equity investment within the Liquids Pipelines segment.

Noverco

As at December 31, 2015, Enbridge owned an equity interest in Noverco through ownership of 38.9% (2014 - 38.9%) of its common shares and an investment in preferred shares. The preferred shares are entitled to a cumulative preferred dividend based on the average yield of Government of Canada bonds maturing in 10 years plus a range of 4.3% to 4.4%.

As at December 31, 2015, Noverco owned an approximate 3.6% (2014 - 3.6%; 2013 - 3.9%) reciprocal shareholding in common shares of Enbridge. Through secondary offerings, Noverco sold 15 million common shares in 2013 and a further 1.3 million common shares in 2014. The transactions were recognized as issuances of treasury stock on the Consolidated Statements of Changes in Equity.

As a result of Noverco’s reciprocal shareholding in Enbridge common shares, the Company has an indirect pro-rata interest of 1.4% (2014 - 1.4%; 2013 - 1.5%) in its own shares. Both the equity investment in Noverco and shareholders’ equity have been reduced by the reciprocal shareholding of $83 million at December 31, 2015 (2014 - $83 million; 2013 - $86 million). Noverco records dividends paid by the Company as dividend income and the Company eliminates these dividends from its equity earnings of Noverco. The Company records its pro-rata share of dividends paid by the Company to Noverco as a reduction of dividends paid and an increase in the Company’s investment in Noverco.

Rampion Offshore Wind Project

In November 2015, Enbridge announced the acquisition of a 24.9% interest in the 400 MW Rampion Offshore Wind Project (the Rampion project) in the United Kingdom (UK), located 13 kilometres (8 miles) off the UK Sussex coast at its nearest point. The Company’s total investment in the project through construction is expected to be approximately $750 million (£370 million). The Rampion project was developed and is being constructed by E.ON Climate & Renewables UK Limited, a subsidiary of E.ON SE (E.ON). Construction of the wind farm began in September 2015 and it is expected to be fully operational in 2018. The Rampion project is backed by revenues from the UK’s fixed price Renewable Obligation certificates program and a 15-year power purchase agreement. Under the terms of the purchase agreement, Enbridge became one of the three shareholders in Rampion Offshore Wind Limited which owns the Rampion project with the UK Green Investment Bank plc holding a 25% interest and E.ON retaining the balance of 50.1% interest. Enbridge’s portion of the costs incurred to date is approximately $201 million (£96.9 million) presented in Long-term investments.